Guarantees, commitments and risks - Additional information (Details) € in Millions, t in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) t	Dec. 31, 2024 EUR (€)	Jun. 24, 2025 EUR (€)	Dec. 31, 2023 EUR (€)	Nov. 30, 2023 EUR (€)	May 09, 2023
Guarantees, commitments and risks
Capital commitments	€ 20,188
Increase (decrease) in capital commitments	(7,061)
Risks	856	€ 1,046
Lease liabilities	€ 5,700	6,453		€ 5,336
Period over which the management deems the liquidity reserves retained are enough to meet the financial obligations	18 months
Offsetting of other financial assets and liabilities	€ 13
Increase (decrease) in guarantees	(851)
Increase (decrease) in financial guarantees	€ (1,102)
Quantity of total emission of carbon dioxide | t	16.4
Quantity of free emission allowance of carbon dioxide | t	5.1
Deficit quantity of emission allowance of carbon dioxide | t	11.3
Spain, United States and Italy renewable energy project
Guarantees, commitments and risks
Capital commitments	€ 560	246
Alleged illegal handling of waste material
Guarantees, commitments and risks
Fine payable	700,000
Contextual confiscation amount	44,248,071
Derivatives
Guarantees, commitments and risks
Gross amount of financial assets and liabilities subject to offsetting	1,133	1,508
Eni RAK BV
Guarantees, commitments and risks
Decrease through exchange rate differences and termination of parent company guarantees issued to bank	1,924
Eni Abu Dhabi Refining & Trading BV
Guarantees, commitments and risks
Capital commitments	€ 3,402	3,849
Eni Abu Dhabi Refining & Trading BV | ADNOC Refining
Guarantees, commitments and risks
Equity interest acquired (as a percent)	20.00%
Agip Karachaganak BV | The Republic of Kazakhstan (“Rok”) | Civil and administrative proceedings in the matters of environment, health and safety
Guarantees, commitments and risks
Percentage of interest in project	29.25%
Agip Caspian Sea BV | The Republic of Kazakhstan (“Rok”) | Civil and administrative proceedings in the matters of environment, health and safety
Guarantees, commitments and risks
Percentage of interest in project	16.67%
Exploration & Production
Guarantees, commitments and risks
Gross amount of financial assets and liabilities subject to offsetting	€ 4,581	4,429
Committed borrowing facilities
Guarantees, commitments and risks
Committed borrowing facilities	9,012	9,001
Undrawn borrowing facilities	9,000
Euro Medium Term Notes
Guarantees, commitments and risks
Maximum amount issuable	20,000
Notional amount	12,800
Sustainability-linked credit facilities [member] | Committed borrowing facilities
Guarantees, commitments and risks
Undrawn borrowing facilities	9,000
Risk associated with contractual assurances to acquirers
Guarantees, commitments and risks
Risks	236	264
Value of assets of third parties under custody
Guarantees, commitments and risks
Risks	€ 610	772
Currency
Guarantees, commitments and risks
Percentage of confidence level	99.00%
Holding period	11 days
Interest rate risk
Guarantees, commitments and risks
Percentage of confidence level	99.00%
Holding period	1 day
Commodity price risk
Guarantees, commitments and risks
Percentage of confidence level	95.00%
Holding period	11 days
Strategic liquidity risk
Guarantees, commitments and risks
Percentage of confidence level	99.00%
Holding period	1 day
Period of medium and long-term financial debts for which coverage must be provided	24 months
Hydrocarbon exploration and production activities
Guarantees, commitments and risks
Capital commitments	€ 72,797	€ 79,858
Cardon IV SA
Guarantees, commitments and risks
Proportion of ownership interest in joint venture	50.00%
Proportion of voting rights held in joint venture	50.00%
Azule Energy Holdings Ltd
Guarantees, commitments and risks
Proportion of ownership interest in joint venture	50.00%
Proportion of voting rights held in joint venture	50.00%	50.00%
State oil Company of Mozambique ENH
Guarantees, commitments and risks
Decrease through termination of guarantees issued to bank	€ (1,710)
CCUS activities in the United Kingdom and the Netherlands
Guarantees, commitments and risks
Percentage of ownership interest divested (as a percent)	49.99%
Increase through issuance of guarantees in connection with the sale of joint control operations	€ 1,218
Partners of unincorporated joint operations
Guarantees, commitments and risks
Lease liabilities	1,082	€ 925
Greenpeace Onlus and ReCommon APS, together with 12 private citizens | Climate dispute
Guarantees, commitments and risks
Percentage of emissions to be reduced by 2030 compared to 2020 levels						45.00%
Pastor and the associations | NAOC Ltd | Alleged damages deriving from artefacts
Guarantees, commitments and risks
Estimated damage value					€ 48
Novamont SpA | ENI SpA | Civil and administrative proceedings in the matters of environment, health and safety
Guarantees, commitments and risks
Administrative fine imposed for alleged abuses of dominant position in the relevant markets			€ 32
Administrative fine imposed jointly and severally			€ 2
Consolidated subsidiaries
Guarantees, commitments and risks
Underlying commitment	€ 5,223	€ 5,790